SCHEDULE OF CUMULATIVE NET OPERATING LOSSES (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
IncomeTaxDisclosureLineItems [Line Items]
Total	$ 10,132,856
SINGAPORE
IncomeTaxDisclosureLineItems [Line Items]
Total	7,135,877
UNITED KINGDOM
IncomeTaxDisclosureLineItems [Line Items]
Total	116,879
JAPAN
IncomeTaxDisclosureLineItems [Line Items]
Total	$ 1,878,109
Expiration year	2035
KOREA, REPUBLIC OF
IncomeTaxDisclosureLineItems [Line Items]
Total	$ 1,001,991
Expiration year	2035